Consolidated Statements of Comprehensive Income (Loss) - USD ($)	12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Consolidated Statements Of Comprehensive Income Loss
Sales, net	$ 17,272,238	$ 13,661,569
Cost of sales	7,967,728	7,682,194
Gross margin	9,304,510	5,979,375
Operating expenses:
Selling, general and administrative	6,581,218	5,130,414
New product development	668,840	1,109,095
Loss on disposal of equipment	45,037	(1,482)
Total costs and expenses	7,295,095	6,238,027
Operating income (loss)	2,009,415	(258,652)
Other income (expense)
Interest expense	(37,627)	(18,279)
Interest expense - debt costs		(13,270)
Change in fair value of warrant liability	(52,454)	(464,039)
Other income (expense)	(305,444)	41,276
Net income (loss) before taxes	1,613,890	(712,964)
Income taxes	199,275	2,316
Net income (loss)	$ 1,414,615	$ (715,280)
Income (loss) per common share - basic	$ .09	$ (0.05)
Number of shares used in per share calculation- basic	15,401,893	14,711,586
Income (loss) per common share - diluted	$ .08	$ (0.05)
Number of shares used in per share calculation- diluted	16,875,383	14,711,586
Foreign currency translation adjustment	$ 75,428	$ (1,001)
Comprehensive income (loss)	$ 1,490,043	$ (716,281)